Schedules of Investments (unaudited)
March 31, 2026
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 Franklin Multi-Asset Variable Growth Fund

(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 97.6%
Domestic Equity — 77.3%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		141,540	$3,496,151
Legg Mason Partners Investment Trust:
ClearBridge Large Cap Growth Fund, Class IS Shares		53,007	3,568,444
Franklin U.S. Large Cap Equity Fund, Class IS Shares		745,169	19,642,659
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		167,330	12,524,649
Putnam Large Cap Value Fund, Class R6 Shares		255,990	10,134,672

Total Domestic Equity			49,366,575
Foreign Equity — 13.7%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		412,425	8,718,655

Domestic Fixed Income — 6.6%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		14,882	318,772
Franklin U.S. Core Bond ETF		147,751	3,175,169
Franklin U.S. Treasury Bond ETF		36,257	740,731

Total Domestic Fixed Income			4,234,672
Total Investments in Underlying Funds before Short-Term Investments (Cost — $54,161,959)			62,319,902
	Rate
Short-Term Investments — 1.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $762,455)	3.585%	762,455	762,455 (b)
Total Investments — 98.8% (Cost — $54,924,414)			63,082,357
Other Assets in Excess of Liabilities — 1.2%			754,527
Total Net Assets — 100.0%			$63,836,884

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2026 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2026
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 97.6%
Domestic Equity — 64.8%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		49,052	$1,211,624
Legg Mason Partners Investment Trust:
ClearBridge Large Cap Growth Fund, Class IS Shares		17,813	1,199,142
Franklin U.S. Large Cap Equity Fund, Class IS Shares		258,131	6,804,301
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		58,440	4,374,229
Putnam Large Cap Value Fund, Class R6 Shares		88,677	3,510,747

Total Domestic Equity			17,100,043
Domestic Fixed Income — 21.4%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		19,811	424,351
Franklin U.S. Core Bond ETF		196,683	4,226,718
Franklin U.S. Treasury Bond ETF		48,265	986,054

Total Domestic Fixed Income			5,637,123
Foreign Equity — 11.4%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		142,884	3,020,554
Total Investments in Underlying Funds before Short-Term Investments (Cost — $23,029,561)			25,757,720
	Rate
Short-Term Investments — 1.9%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $502,438)	3.585%	502,438	502,438 (b)
Total Investments — 99.5% (Cost — $23,531,999)			26,260,158
Other Assets in Excess of Liabilities — 0.5%			122,902
Total Net Assets — 100.0%			$26,383,060

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2026 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2026
 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 97.4%
Domestic Equity — 47.8%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		99,423	$2,455,828
Legg Mason Partners Investment Trust:
ClearBridge Large Cap Growth Fund, Class IS Shares		34,531	2,324,612
Franklin U.S. Large Cap Equity Fund, Class IS Shares		523,041	13,787,378
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		119,810	8,967,768
Putnam Large Cap Value Fund, Class R6 Shares		179,693	7,114,019

Total Domestic Equity			34,649,605
Domestic Fixed Income — 41.1%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		104,641	2,241,410
Franklin U.S. Core Bond ETF		1,038,860	22,325,102
Franklin U.S. Treasury Bond ETF		254,933	5,208,281

Total Domestic Fixed Income			29,774,793
Foreign Equity — 8.5%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		289,539	6,120,861
Total Investments in Underlying Funds before Short-Term Investments (Cost — $65,614,189)			70,545,259
	Rate
Short-Term Investments — 2.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,589,136)	3.585%	1,589,136	1,589,136 (b)
Total Investments — 99.6% (Cost — $67,203,325)			72,134,395
Other Assets in Excess of Liabilities — 0.4%			321,424
Total Net Assets — 100.0%			$72,455,819

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Variable Asset Allocation Series 2026 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$62,319,902	—	—	$62,319,902
Short-Term Investments†	762,455	—	—	762,455
Total Investments	$63,082,357	—	—	$63,082,357

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$25,757,720	—	—	$25,757,720
Short-Term Investments†	502,438	—	—	502,438
Total Investments	$26,260,158	—	—	$26,260,158

†	See Schedule of Investments for additional detailed categorizations.
Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$70,545,259	—	—	$70,545,259
Short-Term Investments†	1,589,136	—	—	1,589,136
Total Investments	$72,134,395	—	—	$72,134,395

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2026. The following transactions were effected in such Underlying Funds for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Variable Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	—	$3,945,826	150,857	$235,855	9,317	$(8,763)	$4,146	$(205,057)	$3,496,151
ClearBridge Large Cap Growth Fund, Class IS Shares
	$17,216,375	—	—	12,912,710	178,334	3,608,814	—	(4,344,035)	3,568,444
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	20,038,873	2,166,216	78,313	1,641,961	60,772	(51,489)	—	(868,980)	19,642,659
Putnam Large Cap Growth Fund, Class R6 Shares
	—	13,466,766	167,330	—	—	—	—	(942,117)	12,524,649
Putnam Large Cap Value Fund, Class R6 Shares
	9,234,059	3,069,826	75,317	2,161,777	54,470	(56,194)	—	48,758	10,134,672
Franklin International Equity Fund, Class IS Shares
	10,750,572	—	—	2,219,957	100,974	678,719	—	(490,679)	8,718,655
Franklin Investment Grade Corporate ETF
	353,372	34,492	1,598	66,389	3,038	(614)	2,267	(2,089)	318,772
Franklin U.S. Core Bond ETF
	3,554,566	306,403	14,178	674,323	30,800	(4,047)	23,114	(7,430)	3,175,169
Franklin U.S. Treasury Bond ETF
	828,557	71,230	3,472	157,806	7,593	(2,976)	5,006	1,726	740,731
ClearBridge Appreciation Fund, Class IS Shares
	3,624,451	—	—	3,702,434	104,874	2,352,492	—	(2,274,509)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,539,359	—	—	1,659,361	41,170	1,103,185	—	(983,183)	—
Franklin Small Cap Value Fund, Class R6 Shares
	1,135,323	—	—	1,205,193	18,834	79,227	—	(9,357)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,125,673	—	—	1,176,448	75,045	528,684	—	(477,909)	—
	$69,401,180	$23,060,759		$27,814,214		$8,227,038	$34,533	$(10,554,861)	$62,319,902

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	—	$1,366,918	52,260	$82,832	3,208	$(1,395)	$1,421	$(71,067)	$1,211,624
ClearBridge Large Cap Growth Fund, Class IS Shares
	$5,930,490	—	—	4,480,713	61,876	1,217,411	—	(1,468,046)	1,199,142
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	6,892,865	748,902	27,115	523,644	19,270	(13,642)	—	(300,180)	6,804,301
Putnam Large Cap Growth Fund, Class R6 Shares
	—	4,694,849	58,440	—	—	—	—	(320,620)	4,374,229
Putnam Large Cap Value Fund, Class R6 Shares
	3,172,434	1,008,281	24,736	668,246	16,844	(17,720)	—	15,998	3,510,747
Franklin Investment Grade Corporate ETF
	456,663	18,287	841	46,150	2,123	(673)	3,041	(3,776)	424,351
Franklin U.S. Core Bond ETF
	4,582,727	167,748	7,725	499,706	22,960	(5,988)	30,839	(18,063)	4,226,718

Franklin Variable Asset Allocation Series 2026 Quarterly Report

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Variable Moderate Growth (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Treasury Bond ETF
	$1,067,656	$41,644	2,024	$119,596	5,789	$(2,986)	$6,707	$(664)	$986,054
Franklin International Equity Fund, Class IS Shares
	3,669,309	—	—	713,843	32,346	223,870	—	(158,782)	3,020,554
ClearBridge Appreciation Fund, Class IS Shares
	1,234,334	—	—	1,261,011	35,716	793,181	—	(766,504)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	530,363	—	—	571,819	14,185	80,255	—	(38,799)	—
Franklin Small Cap Value Fund, Class R6 Shares
	391,161	—	—	415,303	6,489	27,527	—	(3,385)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	387,851	—	—	405,389	25,857	179,446	—	(161,908)	—
	$28,315,853	$8,046,629		$9,788,252		$2,479,286	$42,008	$(3,295,796)	$25,757,720

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	—	$2,726,809	104,252	$124,367	4,829	$(2,419)	$2,876	$(144,195)	$2,455,828
ClearBridge Large Cap Growth Fund, Class IS Shares
	$11,837,185	—	—	9,007,113	124,528	2,556,121	—	(3,061,581)	2,324,612
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	13,802,451	1,863,423	67,707	1,240,975	45,844	(36,739)	—	(600,782)	13,787,378
Putnam Large Cap Growth Fund, Class R6 Shares
	—	9,613,463	119,810	—	—	—	—	(645,695)	8,967,768
Putnam Large Cap Value Fund, Class R6 Shares
	6,349,825	2,064,270	50,590	1,290,464	32,594	(40,292)	—	30,680	7,114,019
Franklin Investment Grade Corporate ETF
	2,346,210	73,410	3,376	153,689	7,105	(3,011)	15,834	(21,510)	2,241,410
Franklin U.S. Core Bond ETF
	23,605,807	596,598	27,474	1,737,921	80,212	(28,748)	160,305	(110,634)	22,325,102
Franklin U.S. Treasury Bond ETF
	5,499,996	151,617	7,369	421,135	20,467	(12,254)	34,914	(9,943)	5,208,281
Franklin International Equity Fund, Class IS Shares
	7,351,456	5,156	244	1,356,429	61,777	337,355	—	(216,677)	6,120,861
ClearBridge Appreciation Fund, Class IS Shares
	2,395,550	—	—	2,446,906	69,316	1,653,290	—	(1,601,934)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,058,399	—	—	1,141,063	28,307	496,305	—	(413,641)	—
Franklin Small Cap Value Fund, Class R6 Shares
	780,655	—	—	828,798	12,950	56,495	—	(8,352)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	773,981	—	—	808,954	51,599	339,073	—	(304,100)	—
	$75,801,515	$17,094,746		$20,557,814		$5,315,176	$213,929	$(7,108,364)	$70,545,259

Franklin Variable Asset Allocation Series 2026 Quarterly Report